Income taxes (Details) - Schedule of income tax expense - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule of income tax expense [Abstract]
Current tax expense		$ 72
Deferred tax expense	$ (697)	4,895
Income tax expense	(697)	4,967
Share issuance costs	$ 166	$ 204